Business combinations - Schedule of Acquisitions (Details) - USD ($)		3 Months Ended
	Jan. 22, 2020	Mar. 31, 2021	Mar. 31, 2020	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 927,738,000			$ 936,257,000	$ 883,170,000
Cash outflows		$ 0	$ 47,333,000
Medpass
Business Acquisition [Line Items]
Cash & cash equivalents	$ 10,170,000
Property, plant and equipment	45,000
Operating right of use assets	539,000
Goodwill	27,191,000
Accounts receivable	3,033,000
Prepayments and other current assets	158,000
Accounts payable	(368,000)
Unearned revenue	(989,000)
Other liabilities	(2,202,000)
Current lease liabilities	(219,000)
Non-current lease liabilities	(320,000)
Non-current deferred tax liability	(4,090,000)
Net assets acquired	47,556,000
Cash outflows	46,992,000
Working capital adjustment paid	564,000
Contingent consideration	0			$ 0
Total consideration	47,556,000
Goodwill expected to be tax deductible	0
Contingent consideration, maximum amount	6,700,000
Customer Relationships | Medpass
Business Acquisition [Line Items]
Customer relationships/ Order backlog	11,725,000
Order backlog | Medpass
Business Acquisition [Line Items]
Customer relationships/ Order backlog	$ 2,883,000